Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Average effective tax rate	20.30%	18.10%
Adjusting items included in taxation	£ 100	£ (66)
Tax on adjusting items	£ (179)	£ (29)
Average effective tax rate for subsidiaries	23.80%	24.40%